Consolidated statement of changes in equity - GBP (£) £ in Millions		Total	Total £m	Share capital £m		Share premium £m		Other reserves £m	Retained profits £m	Other equity instruments £m	Non- controlling interests £m
At 1 January at Dec. 31, 2022		£ 39,059	£ 34,709	£ 1,574	[1]	£ 600	[1]	£ 743	£ 31,792	£ 4,268	£ 82
Comprehensive income
Profit for the year		5,207	4,858						4,858	334	15
Other comprehensive income
Post-retirement defined benefit scheme remeasurements, net of tax		(1,205)	(1,205)						(1,205)
Movements in revaluation reserve in respect of FVOCI assets, net of tax:
Debt securities		71	71					71
Gains and losses attributable to own credit risk, net of tax		(168)	(168)						(168)
Movements recognised in other comprehensive income		1,614	1,614					1,614
Movements in foreign currency translation reserve, net of tax		(33)	(33)					(33)
Total other comprehensive loss		279	279					1,652	(1,373)
Total comprehensive income for the year		5,486	5,137					1,652	3,485	334	15
Transactions with owners
Dividends (note 31)		(4,739)	(4,700)						(4,700)		(39)
Distributions on other equity instruments		(334)								(334)
Issue of other equity instruments (note 30)		745	(5)						(5)	750
Capital contributions received		215	215						215
Return of capital contributions		(1)	(1)						(1)
Total transactions with owners		(4,114)	(4,491)						(4,491)	416	(39)
Transfers of cumulative gain (loss) within equity when investments in equity instruments designated at fair value through other comprehensive income are derecognised during period		0
At 31 December at Dec. 31, 2023		40,431	35,355	1,574	[1]	600	[2]	2,395	30,786	5,018	58
Comprehensive income
Profit for the year		3,486	3,101						3,101	363	22
Other comprehensive income
Post-retirement defined benefit scheme remeasurements, net of tax		(564)	(564)						(564)
Movements in revaluation reserve in respect of FVOCI assets, net of tax:
Debt securities		73	73					73
Gains and losses attributable to own credit risk, net of tax		(56)	(56)						(56)
Movements recognised in other comprehensive income		(14)	(14)					(14)
Movements in foreign currency translation reserve, net of tax		(65)	(65)					(65)
Total other comprehensive loss		(626)	(626)					(6)	(620)
Total comprehensive income for the year		2,860	2,475					(6)	2,481	363	22
Transactions with owners
Dividends (note 31)		(3,990)	(3,990)						(3,990)
Distributions on other equity instruments		(363)								(363)
Issue of other equity instruments (note 30)		1,168	(6)						(6)	1,174
Repurchases and redemptions of other equity instruments (note 30)		(500)								(500)
Capital contributions received		142	142						142
Return of capital contributions		(1)	(1)						(1)
Total transactions with owners		(3,544)	(3,855)						(3,855)	311	0
Transfers of cumulative gain (loss) within equity when investments in equity instruments designated at fair value through other comprehensive income are derecognised during period		0
At 31 December at Dec. 31, 2024		39,747	33,975	1,574	[2],[3]	600	[2],[3]	2,389	29,412	5,692	80
Comprehensive income
Profit for the year		3,856	3,425						3,425	404	27
Other comprehensive income
Post-retirement defined benefit scheme remeasurements, net of tax		(385)	(385)						(385)
Movements in revaluation reserve in respect of FVOCI assets, net of tax:
Debt securities		160	160					160
Gains and losses attributable to own credit risk, net of tax		(91)	(91)						(91)
Movements recognised in other comprehensive income		1,541	1,541					1,541
Movements in foreign currency translation reserve, net of tax		70	70					70
Total other comprehensive loss		1,295	1,295					1,771	(476)
Total comprehensive income for the year	[4]	5,151	4,720					1,771	2,949	404	27
Transactions with owners
Dividends (note 31)		(2,406)	(2,390)						(2,390)		(16)
Distributions on other equity instruments		(404)								(404)
Issue of other equity instruments (note 30)		1,500	(14)						(14)	1,514
Repurchases and redemptions of other equity instruments (note 30)		(1,758)	81						81	(1,839)
Capital contributions received		151	151						151
Return of capital contributions		(1)	(1)						(1)
Changes in non-controlling interests		0	20						20		(20)
Total transactions with owners		(2,918)	(2,153)						(2,153)	(729)	(36)
Transfers of cumulative gain (loss) within equity when investments in equity instruments designated at fair value through other comprehensive income are derecognised during period		0
At 31 December at Dec. 31, 2025		£ 41,980	£ 36,542	£ 1,574	[3]	£ 600	[3]	£ 4,160	£ 30,208	£ 5,367	£ 71

[1]	Share capital and share premium, previously presented in aggregate, are now shown separately. Comparatives have been represented on a consistent basis.
[2]	Share capital and share premium, previously presented in aggregate, are now shown separately. Comparatives have been represented on a consistent basis.
[3]	Share capital and share premium, previously presented in aggregate, are now shown separately. Comparatives have been represented on a consistent basis.
[4]	Total comprehensive income attributable to owners of the parent was a surplus of £5,124 million (2024: surplus of £2,838 million; 2023: surplus of £5,471 million).